Vessels in Operation (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessels in Operation - Schedule of Vessels in Operation (Table)

	Vessel Gross Cost, as adjusted for impairment charges	Accumulated Depreciation	Net Book Value
As of January 1, 2021	$1,297,785	$(157,202)	$1,140,583
Additions	603,514	—	603,514
Disposals	(23,167)	14,445	(8,722)
Depreciation	—	(52,559)	(52,559)
As of December 31, 2021	$1,878,132	$(195,316)	$1,682,816

Additions	11,756	—	11,756
Depreciation	—	(68,232)	(68,232)
Impairment loss	(3,730)	697	(3,033)
As of December 31, 2022	$1,886,158	$(262,851)	$1,623,307

Additions	138,802	—	138,802
Depreciation	—	(72,443)	(72,443)
Impairment loss	(25,544)	6,714	(18,830)
Disposals	(6,803)	68	(6,735)
As of December 31, 2023	$1,992,613	$(328,512)	$1,664,101

Vessels in Operation - Vessels Acquisitions (Table)

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
GSL Alexandra	8,544	2004	$30,000	June 2, 2023
GSL Sofia	8,544	2003	$30,000	May 22, 2023
GSL Effie	8,544	2003	$30,000	May 30, 2023
GSL Lydia	8,544	2003	$33,300	June 26, 2023

Vessels in Operation - Vessels Acquisitions (Table)

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
GSL Tripoli	5,470	2009	37,000	September 1, 2021
GSL Tinos	5,470	2010	37,500	September 9, 2021
GSL Syros	5,470	2010	37,500	September 13, 2021
GSL Kithira	5,470	2009	36,000	October 13, 2021

The charters of the Four Vessels resulted in an intangible liability of $17,100 that was recognized and will be amortized over the remaining useful life of the charters.

In July 2021, the Company took delivery of the Twelve Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery Date
GSL Susan	4,363	2008	20,740	July 29, 2021
GSL Rossi	3,421	2012	21,580	July 29, 2021
GSL Alice	3,421	2014	23,150	July 29, 2021
GSL Melina	3,404	2013	23,990	July 29, 2021
GSL Eleftheria	3,404	2013	26,870	July 29, 2021
GSL Mercer	2,824	2007	20,750	July 29, 2021
GSL Lalo	2,824	2006	13,320	July 29, 2021
Matson Molokai	2,824	2007	16,430	July 15, 2021
GSL Elizabeth	2,741	2006	13,910	July 28, 2021
tbr GSL Chloe	2,546	2012	22,320	July 29, 2021
GSL Maren	2,546	2014	23,270	July 29, 2021
GSL Amstel	1,118	2008	7,560	July 29, 2021

The charters in place at the time of the purchase of the Twelve Vessels resulted in an intangible liability of $76,193 that was recognized and will be amortized over the remaining useful life of the charters.

In April, May and July 2021, the Company took delivery of the Seven Vessels as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery Date
GSL MYNY	6,008	2000	17,600	July 28, 2021
GSL Melita	6,008	2001	15,500	May 25, 2021
GSL Violetta*	6,008	2000	17,300	April 28, 2021
GSL Maria*	6,008	2001	16,600	April 28, 2021
GSL Arcadia	6,008	2000	18,000	April 26, 2021
GSL Dorothea	5,992	2001	15,500	April 26, 2021
GSL Tegea	5,992	2001	15,500	May 17, 2021

* The charters of these vessels resulted in an intangible liability of $3,051 that was recognized and amortized over the remaining useful life of the charters. As of December 31, 2022, the intangible liability relating to the Seven Vessels had been fully amortized.